Income Taxes - Reconciliation of total tax expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of total tax expense:
Income tax	$ 63,495	$ 106,315	$ 94,331
Taxes on litigation matters subject to statutory rates, including interest and penalties	0	0	5,485
Total	$ 63,495	$ 106,315	$ 99,816